Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 3.2%
50,695	(1)	Altice USA, Inc.	$632,674	0.1
986		Cable One, Inc.	1,443,741	0.1
18,239	(1)	Live Nation Entertainment, Inc.	2,145,636	0.2
2,501	(1)	Madison Square Garden Sports Corp.	448,579	0.0
97,619	(1)	Match Group, Inc.	10,615,090	0.9
924		Nexstar Media Group, Inc.	174,155	0.0
196,499	(1)	Pinterest, Inc.	4,835,840	0.4
35,859	(1)	Playtika Holding Corp.	693,154	0.1
40,672	(1)	Roku, Inc.	5,094,981	0.4
105,716	(1),(2)	Skillz, Inc.	317,148	0.0
47,686	(1)	Spotify Technology SA	7,201,540	0.6
7,854	(1)	Take-Two Interactive Software, Inc.	1,207,474	0.1
21,038	(1)	TripAdvisor, Inc.	570,551	0.0
28,288	(1)	Twitter, Inc.	1,094,463	0.1
45,665	(1)	Vimeo, Inc.	542,500	0.0
12,833	(2)	World Wrestling Entertainment, Inc.	801,293	0.1
168,880	(1)	Zynga, Inc. - Class A	1,560,451	0.1
			39,379,270	3.2

		Consumer Discretionary: 15.1%
17,056	(1)	Aptiv PLC	2,041,774	0.2
1,523	(1)	Autozone, Inc.	3,113,895	0.3
47,320		Bath & Body Works, Inc.	2,261,896	0.2
19,083		Best Buy Co., Inc.	1,734,645	0.1
6,035		Boyd Gaming Corp.	396,982	0.0
16,557	(1)	Bright Horizons Family Solutions, Inc.	2,196,948	0.2
3,400		Brunswick Corp.	275,026	0.0
21,587	(1)	Burlington Stores, Inc.	3,932,504	0.3
43,736	(1)	Caesars Entertainment, Inc.	3,383,417	0.3
4,843	(1)	Carmax, Inc.	467,253	0.0
26,976	(1)	Carvana Co.	3,217,967	0.3
35,580	(1)	Chegg, Inc.	1,290,842	0.1
9,694	(1)	Chipotle Mexican Grill, Inc.	15,336,199	1.2
12,022		Choice Hotels International, Inc.	1,704,239	0.1
12,727		Churchill Downs, Inc.	2,822,594	0.2
846		Columbia Sportswear Co.	76,588	0.0
46,862		D.R. Horton, Inc.	3,491,688	0.3
29,772		Darden Restaurants, Inc.	3,958,187	0.3
1,266	(1)	Deckers Outdoor Corp.	346,593	0.0
8,514		Domino's Pizza, Inc.	3,465,283	0.3
44,532	(1)	DoorDash, Inc.	5,218,705	0.4
106,178	(1),(2)	DraftKings, Inc. - Class A	2,067,286	0.2
43,742	(1)	Etsy, Inc.	5,436,256	0.4
50,085	(1)	Expedia Group, Inc.	9,800,132	0.8
19,025	(1)	Five Below, Inc.	3,012,989	0.2
35,143	(1)	Floor & Decor Holdings, Inc.	2,846,583	0.2
19,985	(1)	Frontdoor, Inc.	596,552	0.1
22,170	(1),(2)	GameStop Corp.	3,693,079	0.3
45,785		H&R Block, Inc.	1,192,241	0.1
71,635		Hanesbrands, Inc.	1,066,645	0.1
63,414	(1)	Hilton Worldwide Holdings, Inc.	9,622,440	0.8
48,395	(1)	Leslie's, Inc.	936,927	0.1
924		Lithia Motors, Inc.	277,311	0.0
39,400	(1)	Lululemon Athletica, Inc.	14,390,062	1.2
120,404	(1)	Mattel, Inc.	2,674,173	0.2
21,204	(1)	Mister Car Wash, Inc.	313,607	0.0
32,158	(2)	Nordstrom, Inc.	871,803	0.1
722	(1)	NVR, Inc.	3,225,369	0.3
7,019	(1)	O'Reilly Automotive, Inc.	4,807,734	0.4
102,818	(1)	Peloton Interactive, Inc.	2,716,452	0.2
3,581	(1)	Penn National Gaming, Inc.	151,906	0.0
1,213	(1),(2)	Petco Health & Wellness Co., Inc.	23,738	0.0
19,784	(1)	Planet Fitness, Inc.	1,671,352	0.1
13,671		Polaris, Inc.	1,439,830	0.1
13,445		Pool Corp.	5,685,218	0.5
24,893		Pulte Group, Inc.	1,043,017	0.1
60,223	(1),(2)	QuantumScape Corp.	1,203,858	0.1
6,040	(1)	RH	1,969,584	0.2
10,198	(1)	Six Flags Entertainment Corp.	443,613	0.0
5,093	(1)	Skechers USA, Inc.	207,591	0.0
9,124		Tapestry, Inc.	338,957	0.0
61,409		Tempur Sealy International, Inc.	1,714,539	0.1
7,478		Thor Industries, Inc.	588,519	0.1
15,254		Toll Brothers, Inc.	717,243	0.1
9,430	(1)	TopBuild Corp.	1,710,508	0.1
39,217		Tractor Supply Co.	9,152,071	0.7
19,453		Travel + Leisure Co.	1,127,107	0.1
18,157	(1)	Ulta Beauty, Inc.	7,230,480	0.6
13,784		Vail Resorts, Inc.	3,587,562	0.3
71,922		VF Corp.	4,089,485	0.3
14,883	(1)	Victoria's Secret & Co.	764,391	0.1
10,017	(1)	Vroom, Inc.	26,645	0.0
14,595	(1),(2)	Wayfair, Inc.	1,616,834	0.1
61,514		Wendy's Company	1,351,463	0.1
19,046		Williams-Sonoma, Inc.	2,761,670	0.2
19,973		Wyndham Hotels & Resorts, Inc.	1,691,513	0.1
36,490	(1)	Wynn Resorts Ltd.	2,909,713	0.2
29,533	(1)	YETI Holdings, Inc.	1,771,389	0.2
11,539		Yum China Holdings, Inc.	479,330	0.0
8,498		Yum! Brands, Inc.	1,007,268	0.1
			188,757,260	15.1

		Consumer Staples: 2.0%
17,352	(1),(2)	Beyond Meat, Inc.	838,275	0.1
3,219	(1)	Boston Beer Co., Inc.	1,250,485	0.1
7,797		Brown-Forman Corp. - Class A	489,184	0.0
31,411		Brown-Forman Corp. - Class B	2,105,165	0.2
4,433		Church & Dwight Co., Inc.	440,552	0.0
34,379		Clorox Co.	4,779,712	0.4
2,957	(1)	Darling Ingredients, Inc.	237,684	0.0
14,088	(1)	Freshpet, Inc.	1,445,992	0.1
5,782	(1)	Herbalife Nutrition Ltd.	175,542	0.0
43,368		Hershey Co.	9,394,810	0.8
38,596		Kellogg Co.	2,489,056	0.2
14,918		Lamb Weston Holdings, Inc.	893,737	0.1
5,422	(1)	Olaplex Holdings, Inc.	84,746	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
6,711	(1)	Pilgrim's Pride Corp.	$168,446	0.0
			24,793,386	2.0

		Energy: 2.5%
80,911		Cheniere Energy, Inc.	11,218,310	0.9
2,312		Continental Resources, Inc.	141,795	0.0
43,981		Coterra Energy, Inc.	1,186,168	0.1
29,569		Diamondback Energy, Inc.	4,053,318	0.3
16,219		Halliburton Co.	614,214	0.0
6,513		Hess Corp.	697,151	0.1
9,144	(2)	New Fortress Energy, Inc.	389,626	0.0
37,069		Occidental Petroleum Corp.	2,103,295	0.2
33,255		Pioneer Natural Resources Co.	8,314,748	0.7
2,032		Texas Pacific Land Corp.	2,747,487	0.2
			31,466,112	2.5

		Financials: 5.2%
504	(1)	Alleghany Corp.	426,888	0.0
21,599		Ameriprise Financial, Inc.	6,487,476	0.5
81,525		Apollo Global Management, Inc.	5,053,735	0.4
30,681	(1)	Arch Capital Group Ltd.	1,485,574	0.1
43,107		Ares Management Corp.	3,501,582	0.3
4,694		Brown & Brown, Inc.	339,235	0.0
25,969		Citizens Financial Group, Inc.	1,177,175	0.1
201	(1),(2)	Credit Acceptance Corp.	110,624	0.0
54,682		Discover Financial Services	6,025,410	0.5
5,994		Erie Indemnity Co.	1,055,723	0.1
3,046		Everest Re Group Ltd.	918,004	0.1
11,273		Factset Research Systems, Inc.	4,894,173	0.4
14,298	(1)	GoHealth, Inc.	16,872	0.0
1,383	(1),(2)	Lemonade, Inc.	36,470	0.0
9,438		Lincoln National Corp.	616,868	0.1
27,491		LPL Financial Holdings, Inc.	5,022,056	0.4
780	(1)	Markel Corp.	1,150,687	0.1
12,902		MarketAxess Holdings, Inc.	4,389,260	0.4
7,315		Morningstar, Inc.	1,998,239	0.2
19,367		MSCI, Inc. - Class A	9,739,277	0.8
3,251		Raymond James Financial, Inc.	357,317	0.0
6,642		RenaissanceRe Holdings Ltd.	1,052,823	0.1
46,556	(2)	Rocket Cos, Inc.	517,703	0.0
33,594		Synchrony Financial	1,169,407	0.1
3,709		Synovus Financial Corp.	181,741	0.0
26,028		T. Rowe Price Group, Inc.	3,935,173	0.3
16,594	(1),(2)	Upstart Holdings, Inc.	1,810,239	0.1
15,185	(2)	UWM Holdings Corp.	68,788	0.0
18,865		Western Alliance Bancorp.	1,562,399	0.1
			65,100,918	5.2

		Health Care: 17.0%
29,184	(1)	10X Genomics, Inc.	2,220,027	0.2
15,305	(1)	Abiomed, Inc.	5,069,628	0.4
33,472	(1)	Adaptive Biotechnologies Corp.	464,591	0.0
92,843		Agilent Technologies, Inc.	12,285,914	1.0
54,046	(1),(2)	agilon health, Inc.	1,370,066	0.1
41,426	(1)	Alnylam Pharmaceuticals, Inc.	6,764,452	0.5
9,785	(1)	Amedisys, Inc.	1,685,858	0.1
207,972	(1)	Avantor, Inc.	7,033,613	0.6
20,823		Azenta, Inc.	1,725,810	0.1
13,507		Bio-Techne Corp.	5,849,071	0.5
35,322		Bruker Corp.	2,271,205	0.2
56,620		Cardinal Health, Inc.	3,210,354	0.3
13,805	(1)	Catalent, Inc.	1,530,975	0.1
22,378	(1)	Certara, Inc.	480,679	0.0
16,125	(1)	Charles River Laboratories International, Inc.	4,579,016	0.4
1,371		Chemed Corp.	694,480	0.1
18,339	(1),(2)	CureVac NV	359,628	0.0
15,404	(1)	DaVita, Inc.	1,742,346	0.1
2,813	(1)	Definitive Healthcare Corp.	69,340	0.0
33,303	(1)	DexCom, Inc.	17,037,815	1.4
19,308		Encompass Health Corp.	1,372,992	0.1
55,216	(1)	Exact Sciences Corp.	3,860,703	0.3
91,469	(1)	Exelixis, Inc.	2,073,602	0.2
6,543	(1),(2)	Figs, Inc.	140,805	0.0
1,391	(1)	Globus Medical, Inc.	102,628	0.0
31,003	(1),(2)	Guardant Health, Inc.	2,053,639	0.2
14,095	(1)	Horizon Therapeutics Plc	1,482,935	0.1
29,233	(1)	Idexx Laboratories, Inc.	15,992,205	1.3
54,613	(1)	Incyte Corp., Ltd.	4,337,365	0.3
22,834	(1)	Insulet Corp.	6,082,749	0.5
44,591	(1)	Ionis Pharmaceuticals, Inc.	1,651,651	0.1
15,643	(1)	Iovance Biotherapeutics, Inc.	260,456	0.0
32,549	(1)	IQVIA Holdings, Inc.	7,525,654	0.6
37,885	(1)	Maravai LifeSciences Holdings, Inc.	1,336,204	0.1
12,523	(1)	Masimo Corp.	1,822,597	0.1
7,465		McKesson Corp.	2,285,260	0.2
7,832	(1)	Mettler Toledo International, Inc.	10,754,824	0.9
12,057	(1)	Mirati Therapeutics, Inc.	991,327	0.1
3,027	(1)	Molina Healthcare, Inc.	1,009,777	0.1
26,851	(1)	Natera, Inc.	1,092,299	0.1
32,298	(1)	Neurocrine Biosciences, Inc.	3,027,938	0.2
26,023	(1),(2)	Novavax, Inc.	1,916,594	0.1
35,339	(1)	Novocure Ltd.	2,927,836	0.2
30,602	(1),(2)	Oak Street Health, Inc.	822,582	0.1
11,939	(1)	Penumbra, Inc.	2,652,010	0.2
17,802	(1)	Repligen Corp.	3,348,378	0.3
44,732		Resmed, Inc.	10,847,957	0.9
66,473		Royalty Pharma PLC	2,589,788	0.2
28,754	(1)	Sarepta Therapeutics, Inc.	2,246,263	0.2
41,637	(1)	Seagen, Inc.	5,997,810	0.5
34,307	(1)	Sotera Health Co.	743,090	0.1
4,030		STERIS Public Ltd. Co.	974,333	0.1
4,531	(1)	Syneos Health, Inc.	366,784	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
20,088	(1)	Tandem Diabetes Care, Inc.	$2,336,034	0.2
2,857		Teleflex, Inc.	1,013,749	0.1
16,723	(1)	Ultragenyx Pharmaceutical, Inc.	1,214,424	0.1
47,861	(1)	Veeva Systems, Inc.	10,168,548	0.8
19,428	(1)	Waters Corp.	6,030,257	0.5
25,386		West Pharmaceutical Services, Inc.	10,426,284	0.8
			212,325,199	17.0

		Industrials: 15.2%
21,189		Advanced Drainage Systems, Inc.	2,517,465	0.2
2,111		AGCO Corp.	308,269	0.0
23,593		Allegion Public Ltd.	2,590,040	0.2
27,168		Allison Transmission Holdings, Inc.	1,066,616	0.1
7,927		Armstrong World Industries, Inc.	713,509	0.1
22,401	(1)	Axon Enterprise, Inc.	3,085,290	0.3
21,209	(1)	AZEK Co., Inc./The	526,832	0.0
45,345		Booz Allen Hamilton Holding Corp.	3,983,105	0.3
23,932		BWX Technologies, Inc.	1,288,977	0.1
6,791		Carlisle Cos., Inc.	1,670,043	0.1
138,406		Carrier Global Corp.	6,348,683	0.5
8,777		CH Robinson Worldwide, Inc.	945,371	0.1
28,276		Cintas Corp.	12,028,328	1.0
72,209	(1)	Copart, Inc.	9,060,063	0.7
9,992	(1),(2)	Core & Main, Inc.	241,706	0.0
105,000	(1)	CoStar Group, Inc.	6,994,050	0.6
220,756	(1)	Delta Air Lines, Inc.	8,735,315	0.7
5,244		Donaldson Co., Inc.	272,321	0.0
15,986		Equifax, Inc.	3,790,281	0.3
42,366		Expeditors International Washington, Inc.	4,370,477	0.4
175,812		Fastenal Co.	10,443,233	0.8
5,047	(1),(2)	Fluence Energy, Inc.	66,166	0.0
11,913		Fortune Brands Home & Security, Inc.	884,898	0.1
21,183	(1)	Generac Holdings, Inc.	6,296,859	0.5
35,995		Graco, Inc.	2,509,571	0.2
28,642	(1)	GXO Logistics, Inc.	2,043,320	0.2
8,744		Heico Corp. - Class A - HEI.A	1,109,001	0.1
4,980		Heico Corp. - HEI	764,629	0.1
9,722		Howmet Aerospace, Inc.	349,409	0.0
46,559	(1)	IAA, Inc.	1,780,882	0.1
25,782		JB Hunt Transport Services, Inc.	5,176,768	0.4
11,703		Landstar System, Inc.	1,765,163	0.1
19,645	(1),(2)	Legalzoom.com, Inc.	277,780	0.0
19,820		Lincoln Electric Holdings, Inc.	2,731,394	0.2
101,612	(1)	Lyft, Inc.	3,901,901	0.3
5,724	(1)	Middleby Corp.	938,393	0.1
3,632		MSA Safety, Inc.	481,966	0.0
3,427		Nordson Corp.	778,203	0.1
32,520		Old Dominion Freight Line	9,713,074	0.8
7,375		Parker Hannifin Corp.	2,092,730	0.2
176,712	(1),(2)	Plug Power, Inc.	5,055,730	0.4
4,889		Regal Rexnord Corp.	727,385	0.1
32,839		Robert Half International, Inc.	3,749,557	0.3
24,341		Rockwell Automation, Inc.	6,816,210	0.5
72,675		Rollins, Inc.	2,547,259	0.2
7,927	(1)	SiteOne Landscape Supply, Inc.	1,281,717	0.1
10,555		Spirit Aerosystems Holdings, Inc.	516,034	0.0
34,212		Toro Co.	2,924,784	0.2
39,214		Trane Technologies PLC	5,987,978	0.5
5,215	(1)	TransDigm Group, Inc.	3,397,781	0.3
45,152		TransUnion	4,666,008	0.4
39,956	(1)	Trex Co., Inc.	2,610,325	0.2
5,352	(1)	TuSimple Holdings, Inc.	65,294	0.0
8,667	(1)	United Rentals, Inc.	3,078,605	0.3
34,927		Verisk Analytics, Inc.	7,496,382	0.6
110,929		Vertiv Holdings Co.	1,553,006	0.1
56,779	(1),(2)	Virgin Galactic Holdings, Inc.	560,976	0.0
13,170		WW Grainger, Inc.	6,792,954	0.5
28,642	(1)	XPO Logistics, Inc.	2,085,138	0.2
40,746		Xylem, Inc.	3,474,004	0.3
			190,029,208	15.2

		Information Technology: 34.6%
13,858	(1)	Allegro MicroSystems, Inc.	393,567	0.0
20,293	(1)	Alteryx, Inc.	1,451,558	0.1
143,434		Amphenol Corp.	10,807,752	0.9
49,520	(1)	Anaplan, Inc.	3,221,276	0.3
12,515	(1)	ANSYS, Inc.	3,975,390	0.3
74,375	(1)	Arista Networks, Inc.	10,336,637	0.8
23,073	(1)	Aspen Technology, Inc.	3,815,582	0.3
29,566	(1)	Avalara, Inc.	2,942,113	0.2
47,635	(2)	Bentley Systems, Inc.	2,104,514	0.2
32,252	(1)	Bill.com Holdings, Inc.	7,314,431	0.6
36,265		Broadridge Financial Solutions, Inc. ADR	5,646,823	0.5
5,537	(1),(2)	C3.ai, Inc.	125,690	0.0
94,936	(1)	Cadence Design Systems, Inc.	15,613,175	1.3
6,256		CDK Global, Inc.	304,542	0.0
46,795		CDW Corp.	8,371,158	0.7
15,223		Citrix Systems, Inc.	1,536,001	0.1
85,328	(1)	Cloudflare, Inc.	10,213,762	0.8
59,043		Cognex Corp.	4,555,167	0.4
7,566	(1)	Coherent, Inc.	2,068,242	0.2
69,284	(1)	CommScope Holding Co., Inc.	545,958	0.0
88,849		Corning, Inc.	3,279,417	0.3
25,710	(1)	Coupa Software, Inc.	2,612,907	0.2
68,868	(1)	Crowdstrike Holdings, Inc.	15,638,545	1.3
87,868	(1)	Datadog, Inc.	13,309,366	1.1
66,622	(1)	DocuSign, Inc.	7,136,549	0.6
20,160	(1)	DoubleVerify Holdings, Inc.	507,427	0.0
102,541	(1)	Dropbox, Inc.	2,384,078	0.2
5,872	(1)	Duck Creek Technologies, Inc.	129,889	0.0
64,650	(1)	Dynatrace, Inc.	3,045,015	0.2
25,870	(1)	Elastic NV	2,301,136	0.2
44,958	(1)	Enphase Energy, Inc.	9,071,625	0.7
46,492		Entegris, Inc.	6,102,540	0.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
18,586	(1)	EPAM Systems, Inc.	$5,512,793	0.4
12,375	(1)	Euronet Worldwide, Inc.	1,610,606	0.1
13,587	(1)	Everbridge, Inc.	592,937	0.0
8,797	(1)	Fair Isaac Corp.	4,103,449	0.3
23,292	(1)	Five9, Inc.	2,571,437	0.2
6,280	(1)	FleetCor Technologies, Inc.	1,564,097	0.1
46,258	(1)	Fortinet, Inc.	15,808,209	1.3
27,630	(1)	Gartner, Inc.	8,218,820	0.7
3,161		Genpact Ltd.	137,535	0.0
9,512	(1),(2)	GLOBALFOUNDRIES, Inc.	593,739	0.0
13,957	(1)	Globant SA	3,657,711	0.3
5,912	(1)	GoDaddy, Inc.	494,834	0.0
129,870		HP, Inc.	4,714,281	0.4
15,564	(1)	HubSpot, Inc.	7,391,966	0.6
8,322	(1),(2)	Informatica, Inc.	164,276	0.0
907	(1)	IPG Photonics Corp.	99,552	0.0
38,234		Jabil, Inc.	2,360,185	0.2
6,525		Jack Henry & Associates, Inc.	1,285,751	0.1
15,644	(1),(2)	Jamf Holding Corp.	544,568	0.0
27,625	(1)	Keysight Technologies, Inc.	4,363,921	0.4
23,706	(1)	Mandiant, Inc.	528,881	0.0
11,645	(1)	Manhattan Associates, Inc.	1,615,278	0.1
158,486		Microchip Technology, Inc.	11,908,638	1.0
16,109		MKS Instruments, Inc.	2,416,350	0.2
21,928	(1)	MongoDB, Inc.	9,727,041	0.8
15,655		Monolithic Power Systems, Inc.	7,603,320	0.6
19,370	(1)	nCino, Inc.	793,783	0.1
14,958	(1)	NCR Corp.	601,162	0.0
50,958		NetApp, Inc.	4,229,514	0.3
18,174	(1)	New Relic, Inc.	1,215,477	0.1
50,291		NortonLifeLock, Inc.	1,333,717	0.1
73,884	(1)	Nutanix, Inc.	1,981,569	0.2
43,538	(1)	Okta, Inc.	6,572,496	0.5
79,111	(1)	ON Semiconductor Corp.	4,953,140	0.4
573,356	(1)	Palantir Technologies, Inc.	7,872,178	0.6
33,405	(1)	Palo Alto Networks, Inc.	20,794,947	1.7
97,021		Paychex, Inc.	13,240,456	1.1
16,880	(1)	Paycom Software, Inc.	5,846,894	0.5
11,726	(1)	Paycor HCM, Inc.	341,344	0.0
13,724	(1)	Paylocity Holding Corp.	2,823,987	0.2
13,293		Pegasystems, Inc.	1,072,080	0.1
14,805	(1)	Procore Technologies, Inc.	858,098	0.1
36,398	(1)	PTC, Inc.	3,920,793	0.3
88,183	(1)	Pure Storage, Inc. - Class A	3,113,742	0.3
28,220	(1)	RingCentral, Inc.	3,307,666	0.3
110,917	(1)	Sabre Corp.	1,267,781	0.1
14,822	(1)	Shift4 Payments, Inc.	917,926	0.1
26,890		Skyworks Solutions, Inc.	3,583,899	0.3
41,942	(1)	Smartsheet, Inc.	2,297,583	0.2
54,818	(1)	Splunk, Inc.	8,146,503	0.7
71,083	(1)	StoneCo Ltd.	831,671	0.1
39,564		Switch, Inc.	1,219,362	0.1
33,231	(1)	Synopsys, Inc.	11,074,895	0.9
31,771	(1)	Teradata Corp.	1,565,993	0.1
56,274		Teradyne, Inc.	6,653,275	0.5
4,913	(1)	Thoughtworks Holding, Inc.	102,240	0.0
149,996	(1)	Trade Desk, Inc./The	10,387,223	0.8
12,041	(1)	Tyler Technologies, Inc.	5,356,920	0.4
1,973	(2)	Ubiquiti, Inc.	574,459	0.0
52,036	(1)	Unity Software, Inc.	5,162,492	0.4
14,940		Universal Display Corp.	2,494,233	0.2
31,579		Vontier Corp.	801,791	0.1
33,640		Western Union Co.	630,414	0.1
10,346	(1)	WEX, Inc.	1,846,244	0.1
18,406	(1)	Wix.com Ltd.	1,922,691	0.2
18,389	(1)	Zebra Technologies Corp.	7,607,529	0.6
41,630	(1)	Zendesk, Inc.	5,007,673	0.4
27,245	(1)	Zscaler, Inc.	6,573,674	0.5
			431,351,521	34.6

		Materials: 2.0%
15,178		Avery Dennison Corp.	2,640,517	0.2
12,455	(1)	Axalta Coating Systems Ltd.	306,144	0.0
32,431		Ball Corp.	2,918,790	0.2
13,687		Celanese Corp. - Series A	1,955,462	0.2
28,293		Chemours Co.	890,664	0.1
5,221		Crown Holdings, Inc.	653,095	0.1
20,476	(1)	Diversey Holdings Ltd.	155,003	0.0
11,070		FMC Corp.	1,456,480	0.1
27,478		Graphic Packaging Holding Co.	550,659	0.0
2,210		Louisiana-Pacific Corp.	137,285	0.0
11,037		LyondellBasell Industries NV - Class A	1,134,824	0.1
3,716		Olin Corp.	194,272	0.0
34,509		PPG Industries, Inc.	4,523,095	0.4
25,741		RPM International, Inc.	2,096,347	0.2
14,172		Scotts Miracle-Gro Co.	1,742,589	0.1
27,696		Sealed Air Corp.	1,854,524	0.2
12,170		Steel Dynamics, Inc.	1,015,343	0.1
2,289		Westlake Corp.	282,463	0.0
			24,507,556	2.0

		Real Estate: 2.4%
6,111	(1)	CBRE Group, Inc.	559,279	0.1
32,262		Equity Lifestyle Properties, Inc.	2,467,398	0.2
4,030		Extra Space Storage, Inc.	828,568	0.1
69,652		Iron Mountain, Inc.	3,859,417	0.3
26,005		Lamar Advertising Co.	3,021,261	0.2
31,627	(1)	Opendoor Technologies, Inc.	273,573	0.0
6,248		SBA Communications Corp.	2,149,937	0.2
97,917		Simon Property Group, Inc.	12,881,960	1.0
20,507	(1),(2)	Zillow Group, Inc. - Class A	989,053	0.1
57,513	(1),(2)	Zillow Group, Inc. - Class C	2,834,816	0.2
			29,865,262	2.4

		Utilities: 0.2%
11,066		Brookfield Renewable Corp.	484,691	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
38,136	NRG Energy, Inc.	$1,462,897	0.1
		1,947,588	0.2

	Total Common Stock
	(Cost $1,156,962,200)	1,239,523,280	99.4

EXCHANGE-TRADED FUNDS: 0.1%
18,960	iShares Russell Mid-Cap Growth ETF	1,905,480	0.1

	Total Exchange-Traded Funds
	(Cost $1,794,683)	1,905,480	0.1

	Total Long-Term Investments
	(Cost $1,158,756,883)	1,241,428,760	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Repurchase Agreements: 2.0%
6,162,900	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $6,162,949, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,286,158, due 04/25/22-12/20/71)	6,162,900	0.5
2,941,703	(3)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,941,730, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,000,572, due 04/19/22-02/15/52)	2,941,703	0.2
6,076,279	(3)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $6,076,329, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $6,197,805, due 04/05/22-04/01/52)	6,076,279	0.5
6,162,888	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $6,162,939, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $6,286,146, due 04/26/22-03/20/52)	6,162,888	0.5
3,712,621	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $3,712,655, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,786,876, due 01/15/25-02/15/51)	3,712,621	0.3

	Total Repurchase Agreements
	(Cost $25,056,391)		25,056,391	2.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
2,456,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	2,456,000	0.2
350,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	350,000	0.0
494,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	494,000	0.1
	Total Mutual Funds
	(Cost $3,300,000)		3,300,000	0.3

	Total Short-Term Investments
	(Cost $28,356,391)		28,356,391	2.3

	Total Investments in Securities (Cost $1,187,113,274)		$1,269,785,151	101.8
	Liabilities in Excess of Other Assets		(22,840,107)	(1.8)
	Net Assets		$1,246,945,044	100.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,239,523,280	$–	$–	$1,239,523,280
Exchange-Traded Funds	1,905,480	–	–	1,905,480
Short-Term Investments	3,300,000	25,056,391	–	28,356,391
Total Investments, at fair value	$1,244,728,760	$25,056,391	$–	$1,269,785,151
Other Financial Instruments+
Futures	134,177	–	–	134,177
Total Assets	$1,244,862,937	$25,056,391	$–	$1,269,919,328

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	12	06/17/22	$3,227,040	$134,177
			$3,227,040	$134,177

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,191,552,082.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$203,155,368
Gross Unrealized Depreciation	(124,788,122)
Net Unrealized Appreciation	$78,367,246